Expense Example - FidelityStrategicDividendIncomeFund-AMCIZPRO - FidelityStrategicDividendIncomeFund-AMCIZPRO - Fidelity Strategic Dividend and Income Fund	Jan. 28, 2023 USD ($)
Fidelity Advisor Strategic Dividend and Income Fund - Class A
Expense Example:
1 year	$ 668
3 years	866
5 years	1,080
10 years	1,696
Fidelity Advisor Strategic Dividend and Income Fund - Class C
Expense Example:
1 year	276
3 years	545
5 years	939
10 years	1,840
Fidelity Advisor Strategic Dividend and Income Fund - Class M
Expense Example:
1 year	470
3 years	724
5 years	997
10 years	1,776
Fidelity Advisor Strategic Dividend and Income Fund - Class I
Expense Example:
1 year	74
3 years	230
5 years	401
10 years	894
Fidelity Advisor Strategic Dividend and Income Fund - Class Z
Expense Example:
1 year	60
3 years	189
5 years	329
10 years	$ 738